Summary of Significant Accounting Policies: Segment Reporting (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Segment Reporting

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities.  Prior to 2013 the Company was managed as one reportable business segment, life and health.

Segment Reporting The Company is managed as one reportable life and health business segment.